UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: June 30, 2008
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California July 21, 2008

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		31

Form 13F Information Table Value Total:		$37,134
List of Other Included Managers:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1809 37634.230SH       SOLE                37634.230
*** SCHLUMBERGER LTD           COM              806857108     2344 21815.000SH       SOLE                21815.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101     1627 41298.000SH       SOLE                41298.000
AFLAC INC                      COM              001055102     1866 29705.979SH       SOLE                29705.979
CERNER CORP                    COM              156782104     1528 33825.000SH       SOLE                33825.000
CHEVRON CORP                   COM              166764100     1708 17233.357SH       SOLE                17233.357
CISCO SYS INC                  COM              17275r102      989 42522.000SH       SOLE                42522.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1215 37370.000SH       SOLE                37370.000
CONOCOPHILLIPS                 COM              20825c104     1567 16605.852SH       SOLE                16605.852
EMC CORP                       COM              268648102     1161 79025.000SH       SOLE                79025.000
EXXON MOBIL CORP               COM              30231g102      424 4815.000 SH       SOLE                 4815.000
FACTSET RESEARCH SYSTEM        COM              303075105     1257 22300.000SH       SOLE                22300.000
IBM CORPORATION                COM              459200101      284 2400.000 SH       SOLE                 2400.000
IMMUCOR INC                    COM              452526106     1189 45950.000SH       SOLE                45950.000
INTEL CORP                     COM              458140100      508 23670.408SH       SOLE                23670.408
JOHNSON & JOHNSON              COM              478160104     1529 23765.196SH       SOLE                23765.196
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1890 27139.000SH       SOLE                27139.000
MEMC ELECTRONIC MATERIALS      COM              552715104     1335 21700.000SH       SOLE                21700.000
MICROSOFT CORP                 COM              594918104     1094 39769.620SH       SOLE                39769.620
P G & E CORPORATION            COM              69331c108      227 5725.000 SH       SOLE                 5725.000
PROCTER & GAMBLE CO            COM              742718109      483 7938.000 SH       SOLE                 7938.000
PRUDENTIAL FINANCIAL INC       COM              744320102     1316 22025.000SH       SOLE                22025.000
SOUTHERN CO                    COM              842587107      237 6800.000 SH       SOLE                 6800.000
STRYKER CORP                   COM              863667101     1640 26075.000SH       SOLE                26075.000
SUN MICROSYSTEMS INC           COM              866810104      121 11097.500SH       SOLE                11097.500
TARGET CORP                    COM              87612e106     1304 28039.347SH       SOLE                28039.347
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1414 27275.000SH       SOLE                27275.000
WATERS CORP                    COM              941848103     1883 29200.000SH       SOLE                29200.000
WELLPOINT INC                  COM              94973v107      936 19630.000SH       SOLE                19630.000
WHOLE FOODS MKT INC            COM              966837106      586 24743.870SH       SOLE                24743.870
XTO ENERGY INC                 COM              98385x106     1662 24262.000SH       SOLE                24262.000